CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	$ 4,476,535	¥ 29,209,388	¥ 1,946,931
Restricted cash	357,417	2,332,145	460,812
Short-term deposits	150,176	979,897	0
Short-term investments	432,293	2,820,711	407,844
Accounts receivable, net	173,010	1,128,892	539,199
Current portion of finance lease receivables, net	23,919	156,069	45,836
Inventory	205,828	1,343,025	454,116
Amounts due from related parties	105	682	22,605
Prepayments and other current assets	245,714	1,603,286	1,083,307
Derivative assets	16,120	105,183	0
Total current assets	6,081,117	39,679,278	4,960,650
Non-current assets
Property, plant and equipment, net	472,261	3,081,502	3,229,952
Right-of-use assets	70,680	461,184	440,097
Intangible assets, net	93,147	607,781	117,932
Land use rights, net	38,304	249,934	255,257
Finance lease receivables, net	60,914	397,467	109,965
Other non-current assets	35,040	228,633	137,512
Long-term investments	153	1,000	0
Total non-current assets	770,499	5,027,501	4,290,715
Total assets	6,851,616	44,706,779	9,251,365
Current liabilities
Short-term borrowings	19,602	127,900	419,950
Accounts and notes payable	783,409	5,111,745	953,946
Amounts due to a related party	1,849	12,062	678
Current portion of lease liabilities	18,324	119,565	90,740
Current portion of deferred revenue	25,075	163,617	16,382
Current portion of long-term borrowings	6,897	45,000	60,000
Accruals and other liabilities	345,773	2,256,165	1,755,995
Income taxes payable	185	1,209	0
Total current liabilities	1,201,114	7,837,263	3,297,691
Non-current liabilities
Long-term borrowings	252,107	1,645,000	1,690,000
Lease liabilities	54,023	352,501	361,404
Deferred revenue	22,187	144,767	69,116
Derivative liabilities	0	0	897,091
Other non-current liabilities	45,585	297,439	73,015
Total non-current liabilities	373,902	2,439,707	3,090,626
Total liabilities	1,575,016	10,276,970	6,388,317
Commitments and contingencies
Temporary Equity [Abstract]
Total mezzanine equity	0	0	9,693,478
SHAREHOLDERS' (DEFICIT) EQUITY
Additional paid-in capital	7,123,757	46,482,512	0
Accumulated deficit	(1,735,237)	(11,322,423)	(6,824,503)
Accumulated other comprehensive loss	(111,936)	(730,381)	(5,948)
Total shareholders' (deficit) equity	5,276,600	34,429,809	(6,830,430)
Total liabilities, mezzanine equity and shareholders' (deficit) equity	6,851,616	44,706,779	9,251,365
Series A Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Abstract]
Convertible Redeemable Preferred Shares	0	0	597,559
Series A One Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Abstract]
Convertible Redeemable Preferred Shares	0	0	559,654
Series A Two Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Abstract]
Convertible Redeemable Preferred Shares	0	0	121,257
Series B Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Abstract]
Convertible Redeemable Preferred Shares	0	0	2,562,098
Series B One Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Abstract]
Convertible Redeemable Preferred Shares	0	0	3,080,443
Series B Two Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Abstract]
Convertible Redeemable Preferred Shares	0	0	952,068
Series C Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Abstract]
Convertible Redeemable Preferred Shares	0	0	1,820,399
Common Class A [Member]
SHAREHOLDERS' (DEFICIT) EQUITY
Common Stock, Value, Issued	10	63	2
Common Class B [Member]
SHAREHOLDERS' (DEFICIT) EQUITY
Common Stock, Value, Issued	4	26	19
Common Class C [Member]
SHAREHOLDERS' (DEFICIT) EQUITY
Common Stock, Value, Issued	$ 2	¥ 12	¥ 0